Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 48,820		¥ 48,820		¥ 47,460
Accumulated impairments and downward adjustments	(13,659)		(13,659)		(13,474)
Accumulated upward adjustments	305		305		¥ 350
Impairments and downward adjustments	(38)	¥ (187)	(57)	¥ (961)
Upward adjustments	¥ 21	¥ 46	¥ 69	¥ 142